Accounts Receivable, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 22,589	$ 3,094	¥ 20,762
Exchange difference of beginning balance		59
Charge to (reversal of) expense	984	137	1,827
Ending balance	¥ 23,573	$ 3,290	¥ 22,589